long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 2,250		$ 2,250
Current portion of non-current borrowings		1,332	$ 1,016	836
Long-term debt		18,474		14,101
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		1,400		1,400
Long-term debt	$ 781	$ 1,015		774
Weighted average interest rate	2.11%	2.11%
TELUS Corporation credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 2,250		$ 2,250
Current portion of non-current borrowings		$ 0